Vehicles, net - Additional information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense on vehicles	$ 8,940	$ 5,017	$ 47,335	$ 23,791	$ 112,234